United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 9/30/08
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 5, 2008
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:      $253,209
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105    6,127,000    103,315.00 X                                13,600   45,840   43,875
CH ROBINSON WORLDWIDE    COM       12541W209    8,074,000    158,424.00 X                                20,550   71,581   66,293
CME GROUP INC.           COM       12572Q105    6,926,000     18,642.00 X                                 2,464    8,153    8,025
EBAY                     COM       278642103   11,490,000    513,391.00 X                                67,660  221,760  223,971
EXPRESS SCRIPTS          COM       302182100   25,706,000    348,214.00 X                                44,540  152,080  151,594
GEN PROBE INC.           COM       36866T103   33,574,000    632,858.00 X                                78,825  281,474  272,559
GLOBAL PAYMENTS          COM       37940X102   12,425,000    276,956.00 X                                37,425  127,480  112,051
IDEXX LABS               COM       45168D104   17,388,000    317,290.00 X                                41,925  140,490  134,875
INTERCONTINENTAL EXCHANG COM       45865V100   13,355,000    165,527.00 X                                21,823   70,941   72,763
INTL GAME TECH           COM       459902102    4,649,000    270,585.00 X                                35,950  116,742  117,893
IRON MOUNTAIN            COM       462846106    4,931,000    201,990.00 X                                27,552   87,160   87,278
LABORATORY CORP          COM       50540R409   24,294,000    349,540.00 X                                46,925  158,335  144,280
LIBERTY MEDIA GRP        COM       530555101    6,635,000    218,950.00 X                                28,650   99,600   90,700
METTLER TOLEDO INTL.     COM       592688105    9,674,000     98,713.00 X                                13,650   42,700   42,363
MONSANTO CO.             COM       61166W101    7,820,000     79,000.00 X                                10,875   32,975   35,150
PRAXAIR INC.             COM       74005P104    6,473,000     90,215.00 X                                12,875   39,500   37,840
QUALCOM INC.             COM       747525103    7,579,000    176,360.00 X                                22,350   77,750   76,260
QUEST DIAGNOSTICS INC.   COM       74834L100   10,372,000    200,733.00 X                                28,850   86,646   85,237
STRAYER EDUCATION        COM       863236105   17,203,000     85,902.00 X                                11,666   38,248   35,988
ZEBRA TECHNOLOGIES       COM       989207105   16,163,000    580,352.00 X                                77,042  245,307  258,003
LARGE CAP VALUE INDEX    MF        464287408      234,000      3,925.00 X                                          3,925        0
MSCI EAFI INDEX          MF        464287465      526,000      9,350.00 X                                          9,350        0
S&P 500 INDEX            MF        464287200      487,000      4,170.00 X                                          4,170        0
S&P MIDCAP 400 INDEX     MF        464287507      177,000      2,450.00 X                                          2,450        0
TWEEDY BROWN GLBL VAL    MF        901165100      251,000     11,150.00 X                                         11,150        0
S&P 100 INDEX FUND       MF        464287101      676,000     12,750.00 X                                         12,750        0
TOTAL COMMON STOCK                            250,858,000
TOTAL MUTUAL FUNDS                              2,351,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              253,209,000

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